Significant Accounting Policies (Policies) - EBP Plans	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments held by the Master Trust are stated at fair value, except for fully benefit-responsive synthetic guaranteed investment contracts (synthetic GICs), as noted below. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 for further discussion of fair value measurements.
The Master Trust invests in fully benefit-responsive synthetic GICs, which are stated at contract value. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plans.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balances plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.

Use of Estimates
Use of Estimates and Basis of Accounting
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedules. Actual results could differ from these estimates.
Basis of Accounting	The accompanying financial statements have been prepared on the accrual basis of accounting.